INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	€ 122	€ 156	€ 60
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	20 years
Intangible assets and goodwill	€ 143	182	12
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	2,520	2,427	81
Nonsignificant cash-generating units | Franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	663
Nonsignificant cash-generating units | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	206
Nonsignificant cash-generating units | CCE, CCIP And CCEG | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	€ 128
Germany CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Headroom percentage	24.00%
Iberia CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Headroom percentage	19.00%
Germany and Iberia Cash-generating Unit
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percent by which value assigned to discount rate must change in order to result in an impairment	1.25%
Percent by which value assigned to terminal growth rate must change in order to result in impairment	1.50%
Low | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	5 years
High
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Terminal growth rate (or less)	2.00%
High | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	10 years
Franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Agreement term	10 years
Renewal term	10 years
Accumulated amortisation | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	€ 38	33	25
Intangible assets and goodwill	(145)	(121)	(92)
Accumulated amortisation | Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	9	6	1
Intangible assets and goodwill	(19)	(11)	(5)
Accumulated amortisation | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	0	0
Intangible assets and goodwill	€ 0	€ 0	€ 0